Summary of Shareholder's Equity Resulting from Changes in its Ownership Interest (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Of Stockholders Equity [Abstract]
Net income (loss) attributable to TGH common shareholders	$ 50,378	$ 19,365	$ (52,483)
Transfers from the noncontrolling interest:
Increase in TGH’s APIC for TW capital restructuring	780
Changes from net income (loss) attributable to TGH common shareholders and transfers from noncontrolling interest	$ 51,158	$ 19,365	$ (52,483)